NOTE 20: EQUITY (Details 1)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Number of Share Options
Options outstanding, beginning | shares	10,450,000	76,000,000	3,300,000
Options cancelled | shares	6,967,761	(4,850,000)	0
Options granted | shares	(7,583,333)	7,700,000	4,300,000
Options outstanding, ending | shares	9,834,428	10,450,000	76,000,000
Exercisable | shares	9,084,428
Weighted Average Exercise Price
Options outstanding, beginning | $ / shares	$ .16	$ .25	$ .10
Options cancelled | $ / shares	.07	.27	.00
Options granted | $ / shares	.14	.14	.37
Options outstanding, ending | $ / shares	.08	$ .16	$ .25
Exercisable | $ / shares	$ .08